Notes to Cash Flows - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Interest received	£ 6,618	£ 4,873	£ 5,176
Interest paid	2,107	1,085	1,900
Dividends received	0	0	0
Cash outflow for leases	28	28	49
Cash and cash equivalents restated	(48,945)	(51,787)	(49,221)	£ (33,287)
Restricted balances restated	2,241	2,515	1,856
Disposal of non-controlling interests		181
Net cash flows from operating activities	£ (5,467)	12,153	17,287
Increase (decrease) due to voluntary changes in accounting policy
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Non-cash items included in profit restated		497	114
Increase (decrease) due to changes in accounting policy required by IFRSs
Disclosure Of Cash Flows Explanatory Notes [Line Items]
Cash and cash equivalents restated		1,580	985
Restricted balances restated		1,580	985
Net cash flows from operating activities		£ (595)	£ 95